SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets			$ 0	$ 0
Foreign currency losses			3,900	3,000
Accrued interest and penalties			0	0
Uncertain tax positions			0	0
Advertising expense			700	900
Accounts Receivable [Member] | Three Customers [Member]
Property, Plant and Equipment [Line Items]
Accounts receivable	$ 25,200		$ 25,000	$ 39,800
Accounts Receivable [Member] | Two Customers [Member]
Property, Plant and Equipment [Line Items]
Accounts receivable		$ 29,800
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Non Us Customers [Member]
Property, Plant and Equipment [Line Items]
Concentration credit risk	83.60%	66.90%	61.00%	72.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three Customers [Member]
Property, Plant and Equipment [Line Items]
Concentration credit risk	78.40%		54.00%	69.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Property, Plant and Equipment [Line Items]
Concentration credit risk		59.80%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Three Customers [Member]
Property, Plant and Equipment [Line Items]
Concentration credit risk	70.50%	73.10%	61.00%	63.00%
Sales [Member] | Customer Concentration Risk [Member] | Three Customers [Member]
Property, Plant and Equipment [Line Items]
Concentration credit risk		10.00%	10.00%
Sales [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Property, Plant and Equipment [Line Items]
Concentration credit risk	10.00%			10.00%
Resale Of Goods [Member] | Customer Concentration Risk [Member] | Five Suppliers [Member]
Property, Plant and Equipment [Line Items]
Concentration credit risk	71.70%	88.10%	87.00%	93.00%
Property, Plant and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life			2 years
Property, Plant and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life			5 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life			4 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life			5 years